Note 2 - Basis of Preparation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Basis of Accounting [Text Block]
2.	Basis of preparation

The accounting policies set out below have been applied consistently in the consolidated financial statements.

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiary, ZoMedica Pharmaceuticals Inc.

All inter-company accounts and transactions have been eliminated on consolidation.